INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 29, 2018 EUR (€)
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,384
Additions - capitalised software	13
Amortisation expense	(24)
Currency translation adjustments	(10)
Balance at end of period	8,363
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,520
Additions - capitalised software	0
Amortisation expense	0
Currency translation adjustments	1
Balance at end of period	€ 2,521